Annual Total Returns [BarChart] - COLUMBIA HIGH YIELD MUNICIPAL FUND - Class A	Oct. 01, 2020 [1]
Bar Chart Table:
Annual Return 2010	5.21%
Annual Return 2011	11.04%
Annual Return 2012	12.38%
Annual Return 2013	(3.69%)
Annual Return 2014	13.64%
Annual Return 2015	4.94%
Annual Return 2016	0.48%
Annual Return 2017	6.82%
Annual Return 2018	2.20%
Annual Return 2019	8.44%

[1]	Year to Date return as of June 30, 2020: -2.87%